Financial Assets and Liabilities - Schedule of sensitivity analysis for types of risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Capped Call | Currency risk
Disclosure of financial assets [line items]
Hypothetical decrease in risk variable (as a percent)	10.00%	10.00%
Hypothetical increase in risk variable (as a percent)	10.00%	10.00%
Equity investments | Equity price risk
Disclosure of financial assets [line items]
Hypothetical decrease in risk variable (as a percent)	10.00%	10.00%
Hypothetical increase in risk variable (as a percent)	10.00%	10.00%
Equity investments | Equity price risk | Effect on other comprehensive income, before tax
Disclosure of financial assets [line items]
Hypothetical decrease in fair value	$ (3,080)	$ (11,041)
Hypothetical increase in fair value	3,080	11,041
Debt investments | Currency risk | Effect on other comprehensive income, before tax
Disclosure of financial assets [line items]
Hypothetical decrease in fair value	(38,198)	(39,416)
Hypothetical increase in fair value	$ 38,198	$ 39,416
Debt investments | Interest rate risk
Disclosure of financial assets [line items]
Hypothetical decrease in risk variable (as a percent)	1.00%	1.00%
Hypothetical increase in risk variable (as a percent)	1.00%	1.00%
Debt investments | Interest rate risk | Effect on other comprehensive income, before tax
Disclosure of financial assets [line items]
Hypothetical decrease in fair value	$ (284)	$ (1,888)
Hypothetical increase in fair value	284	259
Interest Rate Swap | Interest rate risk | Effect on other comprehensive income, before tax
Disclosure of financial assets [line items]
Hypothetical decrease in fair value	17,624	24,845
Hypothetical increase in fair value	$ (18,789)	$ (20,635)